Consolidated Balance Sheets		Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Current assets:
Cash and cash equivalents		$ 25,296,811	$ 3,239,236	$ 15,478,505
Accounts receivable, net		5,420,540	694,096	2,685,876
Prepayments and other receivables		80,000	10,244	197,649
Due from Related parties				37,937
Total current assets		30,797,351	3,943,576	18,399,967
Non-current assets:
Property and equipment, net		34,748	4,449	174,898
Right-of-use assets		1,181,941	151,347	286,427
Deferred offering costs		1,544,276	197,743	2,172,377
Long term deposit		265,980	34,058
Deferred tax assets		355,566	45,530
Total non-current assets		3,382,511	433,127	2,633,702
Total assets		34,179,862	4,376,703	21,033,669
Current liabilities:
Accruals and other payables		150,940	19,328	290,645
Contract liabilities		1,519,584	194,581	1,166,837
Bank borrowings		460,502	58,967	454,584
Operating lease liabilities		863,508	110,572	255,968
Taxes payables		3,718,174	476,109	2,838,099
Total current liabilities		14,249,067	1,824,581	5,006,133
Other liabilities:
Bank borrowings, net of current portion		2,493,662	319,311	2,953,174
Operating lease liabilities, net of current portion		293,792	37,620
Total other liabilities		2,787,454	356,931	2,953,174
Total liabilities		17,036,521	2,181,512	7,959,307
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares, US$0.00001 par value; 500,000,000 shares authorized; 11,250,000 shares issued and outstanding as of November 30, 2022 and 2023, respectively*	[1]	874	112	874
Additional paid-up capital		2,010,103	257,392	2,010,103
Retained earnings		15,132,364	1,937,687	11,063,385
Total shareholders’ equity		17,143,341	2,195,191	13,074,362
Total liabilities and shareholders’ equity		34,179,862	4,376,703	21,033,669
Related Party
Current assets:
Due from Related parties				37,937
Current liabilities:
Due to Related parties		$ 7,536,359	$ 965,024

[1]	Giving retroactive effect to the 10,000-for-1 share split effected on November 7, 2021.